LIR PREMIER FUNDS                                              SEMIANNUAL REPORT

                                                                 August 15, 2000

Dear Shareholder,

We are pleased to present you with the semiannual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the six-month period ended June 30, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC]
During this six-month period, all eyes pointed toward the Federal Reserve as three rate hikes in February, March and May totaling 1% during the period raised the Federal Funds rate to 6.5% in an attempt to slow down the economy. A tight labor market remained a concern, as did escalating gasoline prices and a gross domestic product (GDP) annual growth rate of 5.5% during the first quarter. However, GDP is expected to slow to around 3.5% annually by year-end and other signs, including slowing housing starts, signal that the economy may be cooling or feeling the effects of the Federal Reserve's previous tightening moves.

The U.S. Treasury's announcement in January to buy back $30 billion in Treasury debt during 2000 continued to drive down yields on the 30-year Treasury, causing a dramatic yield curve inversion and creating only a 50 basis-point difference between two-year notes and the 30-year bond. (A basis point equals 1/100th of one percent.) The long bond began the period with a yield of 6.48% and closed with a yield of 5.90%. The yield on 90-day Treasury bills closed at 5.86%, a difference of only four basis points.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
LIR PREMIER MONEY MARKET FUND

Performance and Characteristics*             6/30/00         12/31/99
--------------------------------------------------------------------------------
7-Day Current Yield                            5.66%            4.79%
7-Day Effective Yield                          5.82%            4.90%
Weighted Average Maturity                    34 days          40 days
Net Assets ($ billions)                       $1.971           $1.778
--------------------------------------------------------------------------------
* Yields will vary. Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their portfolio composition will vary over time.

LIRPREMIER MONEYMARKET FUND

Investment Goal:
High level of current income consistent with preservation of capital and liquidity

Portfolio Manager:
Susan P.Ryan
Mitchell Hutchins Asset
Management Inc.

Commencement:
5/20/91 (predecessor fund)

Dividend Payments:
Monthly

LIRPREMIER TAX-FREE MONEYMARKET FUND

Investment Goal:
High level of current income exempt from federal income tax consistent with preservation of capital and liquidity

Portfolio Manager:
Debbie Vermann
Mitchell Hutchins Asset
Management Inc.

Commencement:
10/7/96 (predecessor fund)

Dividend Payments:
Monthly

SEMIANNUAL REPORT                                              LIR PREMIER FUNDS

Sector Allocation*                                6/30/00         12/31/99
--------------------------------------------------------------------------------
Commercial Paper                                    72.9%            60.4%
U.S. Government/Agency                              13.3             18.2
Bank Obligations                                     7.2             18.4
Short-Term Corporate Obligations                     4.6              0.7
Money Market Funds                                   1.9              0.0
Other Assets                                         0.1              0.5
Repurchase Agreements                                0.0              1.8
--------------------------------------------------------------------------------
Total                                              100.0            100.0

LIR PREMIER TAX-FREE MONEY MARKET FUND

Performance and Characteristics*                  6/30/00         12/31/99
--------------------------------------------------------------------------------
7-Day Current Yield                                 3.89%            3.59%
7-Day Effective Yield                               3.96%            3.66%
Weighted Average Maturity                         21 days          31 days
Net Assets ($mm)                                   $112.1           $109.7
--------------------------------------------------------------------------------

Sector Allocation*                                6/30/00         12/31/99
--------------------------------------------------------------------------------
Municipal Bonds                                     90.5%            77.8%
Commercial Paper                                     9.8             21.5
Cash                                                -0.3              0.7
--------------------------------------------------------------------------------
Total                                              100.0            100.0

* Yields will vary. Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their portfolio composition will vary over time.

PORTFOLIO HIGHLIGHTS

Liquidity and credit quality continued to be our overriding focus during this period of uncertainty. Thus, the Funds had average weighted maturities in line with their peers. Our investment management team emphasized credit quality, concentrating on the top-rated debt instruments and looking for competitive YIELDS.

LIR PREMIER FUNDS                                              SEMIANNUAL REPORT

OUTLOOK
--------------------------------------------------------------------------------

One more Fed Fund hike--at the August 22 meeting or beyond--can't be discounted despite signs that the belt-tightening has begun to slow growth. If moderate growth is sustained, however, we expect that much of the uncertainty in the debt market will subside. The obstacles that could change this outlook are a continued tight labor market, where increased costs to employers could leak into general inflation rate increases, and gasoline prices, which at this writing seem to have peaked and begun a slow descent. We believe a drop in rates across the yield curve will occur if the economy slows as expected, and that rates will stabilize if GDP slows to 3.5% annually for 2000 and 3.0% annually for 2001.

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/MARGO ALEXANDER                       /s/BRIAN M. STORMS

MARGO ALEXANDER                          BRIAN M. STORMS
Chairman and Chief Executive Officer     President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.

/s/SUSAN P. RYAN                         /s/DEBBIE VERMANN

SUSAN P. RYAN                            DEBBIE VERMANN
Portfolio Manager                        Portfolio Manager
LIR Premier Money Market Fund            LIR Premier Tax-Free Money Market Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended June 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Investment Representative regarding your personal investment program.

LIR Premier Money Market Fund
Statement of Net Assets                                June 30, 2000 (unaudited)

 Principal
   Amount
   (000)                                  Maturity Dates    Interest Rates     Value
 ----------                            -------------------- --------------  ------------

 U.S. Agency Obligations -- 13.32%
 $   61,586 Federal Home Loan Bank..   07/06/00 to 07/07/00 6.450 to 6.460% $ 61,528,684
     10,000 Federal Home Loan Bank..         07/03/00           6.720          9,998,410
      6,000 Federal Home Loan
             Mortgage...............         07/11/00           6.470          5,989,216
     10,000 Federal National
             Mortgage Association...         08/09/00           6.620*         9,999,467
    175,000 Student Loan Marketing
             Association............         07/05/00       6.284 to 6.695*  174,956,505
                                                                            ------------
 Total U.S. Agency Obligations
  (cost -- $262,472,282).............                                        262,472,282
                                                                            ------------
 Bank Notes -- 1.02%
 Domestic -- 0.51%
     10,000 Comerica Bank...........         06/07/01           6.573*         9,997,197
                                                                            ------------
 Yankee -- 0.51%
     10,000 Westpac Banking
             Corporation............         07/17/00           5.650          9,999,790
                                                                            ------------
 Total Bank Notes (cost --
   $19,996,987)......................                                         19,996,987
                                                                            ------------
 Certificates of Deposit -- 6.24%
 Yankee -- 6.24%
     10,000 Bank of Nova Scotia.....         02/20/01           6.750          9,996,962
     28,000 Commerzbank AG..........   04/30/01 to 06/29/01 6.920 to 7.140    27,994,549
     10,000 Rabobank Nederland......         02/22/01           6.760          9,996,934
     10,000 Royal Bank of Canada....         03/19/01           6.750          9,997,975
     20,000 Svenska Handelsbanken...   05/02/01 to 05/16/01 6.995 to 7.320    20,001,255
     15,000 UBS AG..................         06/22/01           7.080         14,994,466
     30,000 Westpac Banking
             Corporation............   01/18/01 to 05/14/01     6.545         29,996,076
                                                                            ------------
 Total Certificates of Deposit
  (cost -- $122,978,217).............                                        122,978,217
                                                                            ------------
 Commercial Paper@ -- 72.92%
 Asset Backed - Auto & Truck -- 2.54%
     50,000 New Center Asset Trust..         07/03/00           7.040         49,980,444
                                                                            ------------
 Asset Backed - Banking -- 8.66%
     73,611 Atlantis One Funding....   07/06/00 to 07/17/00 6.570 to 6.580    73,463,352
     41,930 Centric Capital
             Corporation............   07/03/00 to 07/31/00 6.500 to 6.830    41,775,668
     55,573 Woodstreet Funding
             Corporation............   07/10/00 to 07/19/00 6.550 to 6.600    55,408,113
                                                                            ------------
                                                                             170,647,133
                                                                            ------------
 Asset Backed - Miscellaneous --
  14.85%
     11,157 Delaware Funding
             Corporation............         07/27/00           6.580         11,103,979
     53,910 Falcon Asset
             Securitization
             Corporation............   07/05/00 to 08/04/00 6.545 to 6.600    53,665,388
      8,921 Giro Funding US
             Corporation............         07/14/00           6.540          8,899,932
     65,000 Preferred Receivables
             Funding Corporation....   07/18/00 to 08/03/00 6.550 to 6.620    64,730,421
     46,831 Quincy Capital
             Corporation............   08/03/00 to 08/11/00 6.580 to 6.600    46,493,837
     58,084 Triple A One Funding....   07/05/00 to 07/28/00 6.590 to 6.990    58,005,211
     15,000 Variable Funding Capital
             Corporation............         08/03/00           6.570         14,909,663
     35,000 Variable Funding Capital
             Corporation............   07/07/00 to 07/14/00 6.458 to 6.593*   35,000,000
                                                                            ------------
                                                                             292,808,431
                                                                            ------------

LIR Premier Money Market Fund

 Principal
   Amount
   (000)                                  Maturity Dates    Interest Rates     Value
 ----------                            -------------------- --------------  ------------

 Commercial Paper@ -- (continued)
 Auto & Truck -- 11.53%
 $   40,645 BMW US Capital
             Incorporated...........   07/10/00 to 07/21/00 6.150 to 6.550% $ 40,553,369
     50,000 Daimler-Chrysler N.A.
             Holding Corporation....         07/12/00           6.810         49,895,958
     60,000 Ford Motor Credit
             Corporation............   07/18/00 to 07/24/00 6.520 to 6.530    59,804,164
     50,000 General Motors
             Acceptance Corporation.         07/31/00           6.550         49,727,083
     27,330 PACCAR Financial
             Corporation............   07/05/00 to 07/26/00     6.500         27,282,469
                                                                            ------------
                                                                             227,263,043
                                                                            ------------
 Banking - Domestic -- 1.76%
     25,000 Abbey National North
             America................         07/17/00           6.150         24,931,667
     10,000 Bank of America
             Corporation............         10/10/00           6.640          9,813,711
                                                                            ------------
                                                                              34,745,378
                                                                            ------------
 Broker - Dealer -- 6.73%
     55,000 Bear Stearns Companies,
             Incorporated...........   07/10/00 to 08/03/00 6.130 to 6.550    54,803,921
     23,126 Merrill Lynch & Co.,
             Incorporated...........   07/31/00 to 10/11/00 6.570 to 6.610    22,866,852
     25,000 Morgan Stanley, Dean
             Witter & Company.......   07/26/00 to 08/07/00     6.600         24,885,417
     30,000 Morgan Stanley, Dean
             Witter & Company.......         08/07/00           6.838*        30,000,000
                                                                            ------------
                                                                             132,556,190
                                                                            ------------
 Building Materials -- 0.55%
     11,000 Sherwin-Williams
             Company................         07/24/00           6.520         10,954,179
                                                                            ------------
 Chemicals -- 1.21%
     24,000 Henkel Corporation......   07/14/00 to 07/19/00 6.500 to 6.570    23,932,530
                                                                            ------------
 Consumer Products -- 1.52%
     30,000 Procter & Gamble
             Company................   07/12/00 to 07/31/00 6.500 to 6.520    29,871,472
                                                                            ------------
 Drugs, Health Care -- 2.53%
     25,000 Pfizer Incorporated.....         07/25/00           6.520         24,891,333
     25,000 Warner Lambert Company..         07/14/00           6.520         24,941,139
                                                                            ------------
                                                                              49,832,472
                                                                            ------------
 Energy -- 2.03%
     40,000 Exxon Imperial U.S.
             Incorporated...........         07/06/00           6.550         39,963,611
                                                                            ------------
 Finance - Consumer -- 2.53%
     50,000 Household Finance
             Corporation............         07/26/00           6.530         49,773,264
                                                                            ------------
 Finance - Conduit -- 2.28%
     45,000 UBS Finance (Delaware)
             LLC....................         07/05/00           6.700         44,966,500
                                                                            ------------
 Finance - Retail -- 2.28%
     45,000 American Express Credit
             Company................         07/07/00           6.520         44,951,100
                                                                            ------------
 Finance - Subsidiary -- 0.51%
     10,000 Deutsche Bank Financial
             Incorporated...........         07/24/00           6.560          9,958,089
                                                                            ------------

LIR Premier Money Market Fund

 Principal
   Amount
   (000)                                 Maturity Dates    Interest Rates      Value
 ----------                           -------------------- --------------  --------------

 Commercial Paper@ -- (concluded)
 Insurance -- 3.43%
 $   45,000 AEGON Funding...........  07/05/00 to 07/06/00 6.120 to 6.520% $   44,965,494
     22,600 Teacher Insurance &
             Annuity Association of
             America................        07/11/00           6.560           22,558,818
                                                                           --------------
                                                                               67,524,312
                                                                           --------------
 Insurance - Property/Casualty --
  0.76%
     15,000 A I Credit Corporation..        07/06/00           6.770           14,985,896
                                                                           --------------
 Manufacturing - Diversified -- 0.31%
      6,200 United Technologies
             Corporation............        07/13/00           6.520            6,186,525
                                                                           --------------
 Metals & Mining -- 0.80%
     15,810 Rio Tinto America
             Incorporated...........        07/05/00           6.510           15,798,564
                                                                           --------------
 Telecommunications -- 5.62%
     50,000 American Telephone &
             Telegraph..............        07/11/00           5.570           49,908,750
     28,700 BellSouth
             Telecommunications.....        07/18/00           6.510           28,611,771
     32,500 SBC Communications
             Incorporated...........  07/24/00 to 08/16/00     6.530           32,308,091
                                                                           --------------
                                                                              110,828,612
                                                                           --------------
 Utility - Electric -- 0.49%
      9,585 Southern Company........        07/11/00           6.590            9,567,455
                                                                           --------------
 Total Commercial Paper (cost --
   $1,437,095,200)...................                                       1,437,095,200
                                                                           --------------
 Short-Term Corporate Obligations --
  4.56%
 Asset Backed - Finance -- 1.78%
     20,000 Beta Finance
             Incorporated...........  01/19/01 to 06/26/01 6.280 to 7.080      20,000,000
     15,000 Beta Finance
             Incorporated...........        07/03/00           6.960*          15,000,000
                                                                           --------------
                                                                               35,000,000
                                                                           --------------
 Banking - Domestic -- 0.76%
     15,000 Morgan (J.P.) & Co.
             Incorporated...........        07/17/00           6.640*          15,000,000
                                                                           --------------
 Banking - Foreign -- 0.76%
     15,000 Bank of Scotland
             Treasury Services PLC..        07/06/00           6.636*          15,000,000
                                                                           --------------
 Broker - Dealer -- 1.26%
     25,000 Merrill Lynch & Co.,
             Incorporated...........        07/06/00           6.616*          24,998,320
                                                                           --------------
 Total Short-Term Corporate
  Obligations (cost -- $89,998,320)..                                          89,998,320
                                                                           --------------

LIR Premier Money Market Fund

 Number of
   Shares
   (000)                                                                               Value
 ----------                                                                       --------------
 Money Market Funds -- 1.86%
     28,979 AIM Liquid Assets Portfolio...............................            $   28,978,510
      7,599 AIM Prime Portfolio.......................................                 7,599,188
                                                                                  --------------
 Total Money Market Funds (cost -- $36,577,698).......................                36,577,698
                                                                                  --------------
 Total Investments (cost -- $1,969,118,704 which approximates
  cost for federal income tax purposes) -- 99.92%.....................             1,969,118,704
 Other assets in excess of liabilities -- 0.08%.......................                 1,573,584
                                                                                  --------------
 Net Assets (applicable to
  1,971,501,287 shares of beneficial
  interest outstanding equivalent to
  $1.00 per share) -- 100.00%.........................................            $1,970,692,288
                                                                                  ==============

---------

* Variable rate securities -- maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2000, and reset periodically.
@ Interest rates shown are discount rates at date of purchase.

                      Weighted average maturity -- 34 days


                 See accompanying notes to financial statements

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets                                June 30, 2000 (unaudited)

 Principal
   Amount
   (000)                                  Maturity Dates    Interest Rates    Value
 ----------                            -------------------- -------------- ------------

 Tax-Exempt Commercial Paper -- 9.76%
 Alabama -- 0.89%
 $    1,000 Intermountain Power
             Agency.................         09/13/00           4.050%     $  1,000,000
                                                                           ------------
 Florida -- 2.14%
      2,400 Florida Local Government
             Finance Commission,
             Series A...............   08/10/00 to 09/07/00 4.100 to 4.600    2,400,000
                                                                           ------------
 Georgia -- 1.34%
      1,500 Burke County Development
             Authority Control
             Revenue................         07/21/00           4.000         1,500,000
                                                                           ------------
 Illinois -- 1.78%
      1,000 Illinois Education
             Facilities Authority
             Revenue (Field Museum).         09/07/00           4.650         1,000,000
      1,000 Illinois Health
             Facilities Authority
             Revenue (Evanston
             Hospital)..............         11/15/00           4.200         1,000,000
                                                                           ------------
                                                                              2,000,000
                                                                           ------------
 Indiana -- 1.83%
      1,045 Hoosier City of Sullivan
             National Rural
             Utilities (Hoosier
             Energy)................         09/07/00           4.750         1,045,000
      1,000 Plaquemines Port
             Authority PCR (Tampa
             Electric)..............         09/11/00           4.800         1,000,000
                                                                           ------------
                                                                              2,045,000
                                                                           ------------
 New York -- 0.89%
      1,000 Metropolitan
             Transporation
             Authority..............         10/11/00           4.600         1,000,000
                                                                           ------------
 Tennessee -- 0.89%
      1,000 Tennessee School Board..         07/18/00           4.000         1,000,000
                                                                           ------------
 Total Tax-Exempt Commercial Paper
  (cost -- $10,945,000)..............                                        10,945,000
                                                                           ------------
 Municipal Bonds and Notes -- 90.49%
 Alabama -- 0.89%
      1,000 Mobile Industrial
             Development Board Dock
             and Wharf
             (Holnam Inc)...........            A               4.750         1,000,000
                                                                           ------------
 Arizona -- 2.67%
      1,500 Apache County Industrial
             Development Authority
             (Tuscon Electric)......            A               4.700         1,500,000
      1,500 Pima County Industrial
             Development Authority
             Revenue (Tuscon
             Electric Light & Power
             Improvements)..........            A               4.850         1,500,000
                                                                           ------------
                                                                              3,000,000
                                                                           ------------
 District of Columbia -- 0.89%
      1,000 District of Columbia
             Revenue Bond...........            A               4.650         1,000,000
                                                                           ------------
 Florida -- 4.78%
      1,255 Broward County Housing
             Revenue (Lake Park)....            A               4.750         1,255,000
      1,800 Dade County Water &
             Sewer System Revenue...            A               4.700         1,800,000

LIR Premier Tax-Free Money Market Fund

 Principal
   Amount
   (000)                               Maturity Dates Interest Rates    Value
 ----------                            -------------- -------------- ------------

 Municipal Bonds and Notes --
  (continued)
 Florida (concluded)
 $    1,200 Jacksonville County
             Electric Authority.....         A            4.550%     $  1,200,000
      1,100 Volusia County Housing
             Finance Authority (Sun
             Pointe Apartments
             Project)...............         A            5.100         1,100,000
                                                                     ------------
                                                                        5,355,000
                                                                     ------------
 Georgia -- 5.66%
      1,750 De Kalb Private Hospital
             Authority, Revenue
             Anticipation Bonds
             (Eagleston Children's
             Health Center).........         A            4.750         1,750,000
      2,700 Fulco Hospital Revenue
             Authority (Shepherd
             Center)................         A            3.850         2,700,000
        500 Gwinett County Revenue
             Bonds (Post Court).....         A            4.750           500,000
      1,400 Savannah County Economic
             Revenue Bond (YMCA
             Coastal)...............         A            4.750         1,400,000
                                                                     ------------
                                                                        6,350,000
                                                                     ------------
 Illinois -- 14.96%
      2,500 Chicago O'Hare
             International Airport
             Revenue, Series C,
             General Airport, Second
             Lien...................         A            4.650         2,500,000
        500 Cook County Public
             Improvements, GO, MBIA.      11/01/00        6.750           514,894
      1,000 Illinois Development
             Finance Authority
             (Jewish Federation)....         A            4.800         1,000,000
      1,800 Illinois Development
             Finance Authority, PCR
             (A.E. Staley
             Manufacturing Co.).....         A            4.700         1,800,000
      1,800 Illinois Educational
             Facilities Authority
             Revenue, Series Cp-1
             (Depaul University)....         A            4.700         1,800,000
      1,860 Illinois Health
             Facilities Authority
             Revenue, Series B
             (Advocate Health Care).         A            4.900         1,860,000
      1,900 Illinois Health
             Facilities Authority
             Revenue (Combined
             Health & NW Community).         A            4.700         1,900,000
        300 Illinois Health
             Facilities Authority
             Revenue (Elmhurst
             Memorial Health
             System)................         A            4.700           300,000
      1,000 Illinois Health
             Facilities Authority
             Revenue (Evanston
             Hospital Corp.
             Project)...............      11/30/00        4.000         1,000,000
        300 Illinois Health
             Facilities Authority
             Revenue, Series A
             (Resurrection Health
             Care)..................         A            4.650           300,000
      1,000 Illinois Health
             Facilities Authority
             Revenue (University of
             Chicago)...............         A            4.650         1,000,000
      1,800 Illinois Health
             Facilities Authority
             Revenue (University of
             Chicago)...............         A            4.550         1,800,000
      1,000 Illinois State Toll
             Highway Authority, Toll
             Highway Priority
             Refunding Revenue,
             Series B...............         A            4.700         1,000,000
                                                                     ------------
                                                                       16,774,894
                                                                     ------------
 Indiana -- 2.23%
        500 Indiana Health
             Facilities Financing
             Authority, Hospital
             Revenue (Aces
             Rehabilitation
             Hospital)..............         A            4.700           500,000
      1,000 Indiana Municipal Power
             Agency, Series A
             (Agency Power Supply
             System Revenue)........         A            4.750         1,000,000
      1,000 Rockport, PCR, Series B
             (Indiana Power Co.
             Project)...............         A            4.900         1,000,000
                                                                     ------------
                                                                        2,500,000
                                                                     ------------
 Louisiana -- 5.30%
      1,750 Calcasieu Parish
             Louisiana Sales Tax
             District...............         A            4.850         1,750,000
        400 East Baton Rouge Parish
             Louisiana PCR (Exxon
             Project)...............         A            4.500           400,000
      2,300 Louisiana Public
             Facilities Authority,
             Series 1985............         A            4.450         2,300,000
      1,500 Louisiana State Offshore
             Terminal Authority
             (Loop).................         A            4.650         1,500,000
                                                                     ------------
                                                                        5,950,000
                                                                     ------------

LIR Premier Tax-Free Money Market Fund

 Principal
   Amount
   (000)                               Maturity Dates Interest Rates    Value
 ----------                            -------------- -------------- ------------

 Municipal Bonds and Notes --
  (continued)
 Massachusetts -- 2.68%
 $    1,000 Massachusetts Bay
             Transit Authority,
             Series A, GO...........      09/01/00        4.250%     $    999,830
      1,000 Massachusetts Municipal
             Wholesale Electrical
             Corp., Power Supply
             System Revenue,
             Series C...............         A            4.600         1,000,000
      1,000 Massachusetts Health &
             Education Facilities
             Authority, Revenue
             Bonds (Harvard
             University)............         A            4.500         1,000,000
                                                                     ------------
                                                                        2,999,830
                                                                     ------------
 Michigan -- 5.92%
      2,000 Delta County Economic
             Development Corp.,
             Environmental
             Improvement Revenue,
             Series D (Mead Escanaba
             Paper Co.).............         A            4.500         2,000,000
      1,800 Detroit Sewer Disposal
             Facilities Authority
             Revenue................         A            4.950         1,800,000
      1,000 Michigan State Finance
             Authority School Loan
             Notes..................      04/23/01        5.000         1,005,831
      1,840 Michigan State Hospital
             Finance Authority
             Revenue, Series A (St.
             Mary Hospital of
             Livonia Project).......         A            4.950         1,840,000
                                                                     ------------
                                                                        6,645,831
                                                                     ------------
 Minnesota -- 0.45%
        500 Minnesota School
             Districts Tax and
             Anticipation
             Certificates...........      02/16/01        4.750           501,810
                                                                     ------------
 Mississippi -- 0.36%
        400 Harrison County, PCR
             (E.I. Dupont De
             Nemours)...............         A            4.550           400,000
                                                                     ------------
 Missouri -- 2.41%
      1,200 Columbia, Missouri
             Special Obligation.....         A            4.750         1,200,000
      1,500 Missouri Health &
             Education Facilities
             Authority Revenue,
             Series A
             (Medical Research
             Facilities -- Stowers).         A            4.750         1,500,000
                                                                     ------------
                                                                        2,700,000
                                                                     ------------
 Nebraska -- 2.05%
      1,000 Nebraska Help Increase
             Revenue, Revenue Bond..         A            4.700         1,000,000
      1,300 Nebraska Help Increase
             Revenue, Series E,
             Student Loan Revenue
             Bond, MBIA.............         A            4.700         1,300,000
                                                                     ------------
                                                                        2,300,000
                                                                     ------------
 New Hamsphire -- 1.25%
      1,400 State Housing Finance
             Authority, Multi-Family
             Revenues (EQR Bond
             Partnership)...........         A            4.900         1,400,000
                                                                     ------------
 New Mexico -- 1.43%
      1,600 University of New Mexico
             (University Revenue)...         A            4.700         1,600,000
                                                                     ------------
 New York -- 2.32%
      1,500 City of New York........         A        4.450 to 4.750    1,500,000
      1,000 City of New York
             Transitional Financial
             Authority..............      11/01/00        4.850         1,000,000
        100 New York Medical Care
             Facilities Financing
             Agency Revenue Series A
             (Pooled Equipment Loan
             Program II)............         A            4.500           100,000
                                                                     ------------
                                                                        2,600,000
                                                                     ------------

LIR Premier Tax-Free Money Market Fund

 Principal
   Amount
   (000)                               Maturity Dates Interest Rates    Value
 ----------                            -------------- -------------- ------------

 Municipal Bonds and Notes --
  (continued)
 North Carolina -- 4.99%
 $    1,700 North Carolina
             Educational Facilities
             (Duke University)......         A            4.750%     $  1,700,000
      1,000 North Carolina
             Educational Facilities,
             Finance Agency Revenue,
             Series B (Elon
             University)............         A            4.750         1,000,000
      1,400 Union County PCR (Square
             D), Revenue Bonds......         A            4.700         1,400,000
      1,500 University of North
             Carolina Chapel Hill
             Foundation
             (Certificates of
             Participation).........         A            4.700         1,500,000
                                                                     ------------
                                                                        5,600,000
                                                                     ------------
 Ohio -- 2.76%
      3,100 Ohio State Air Quality
             Development Authority
             (Ohio Edison)..........         A        4.550 to 4.800    3,100,000
                                                                     ------------
 Oregon -- 0.89%
      1,000 Oregon State Housing &
             Community Service
             Single Family..........      06/21/01        4.500         1,000,000
                                                                     ------------
 Pennsylvania -- 7.17%
      2,600 Bucks County Industrial
             Development Authority,
             Revenue Bonds
             (SHV Real Estate)......         A            4.600         2,600,000
      2,000 Delaware Valley
             Regulatory Financing
             Authority, Local
             Government Revenue,
             Series A...............         A            4.750         2,000,000
      1,000 Pennsylvania State
             Higher Education
             Facilities.............      03/01/01        7.375         1,039,965
        500 Philadelphia Authority
             for Industrial
             Development (Fox Chase
             Cancer Center Project).         A            4.500           500,000
        900 Philadelphia Water &
             Waste Revenue, Series
             B......................         A            4.700           900,000
      1,000 University of Pittsburgh
             Commonwealth System....      05/23/01        5.200         1,004,693
                                                                     ------------
                                                                        8,044,658
                                                                     ------------
 South Carolina -- 2.23%
      1,500 South Carolina Jobs
             Economic Development
             Authority, Hospital
             Facilities Revenue.....         A            4.700         1,500,000
      1,000 Spartanburg County
             School District........      02/15/01        4.750         1,003,426
                                                                     ------------
                                                                        2,503,426
                                                                     ------------
 Tennessee -- 2.41%
      2,200 Metropolitan Government
             Nashville & Davidson
             County (Vanderbilt
             University)............         A            4.700         2,200,000
        500 Tennessee Housing
             Development Authority
             (Home Owner)...........         A            4.700           500,000
                                                                     ------------
                                                                        2,700,000
                                                                     ------------
 Texas -- 7.99%
      1,000 Austin County Industrial
             Development Corp.,
             Industrial Development
             Revenue (Justin
             Industries, Inc.
             Project)...............         A            4.750         1,000,000
      2,150 Brazos River Harbor
             Navigation District
             Brazoria County Revenue
             Series A (Dow Chemical
             Co. Project)...........         A            4.550         2,150,000
      1,000 Houston Independent
             School District, Series
             A, GO, PSF-GTD.........      08/15/00        5.200         1,001,431
      1,000 Red River PCR
             (Southwestern Public
             Service)...............         A            4.750         1,000,000
        800 Sabine River Authority
             Texas Pollution Control
             Revenue (Texas Utility
             Project Series A)......         A            4.550           800,000
      3,000 Texas State Tax and
             Revenue Anticipation
             Notes Series A.........      08/31/00        4.500         3,003,840
                                                                     ------------
                                                                        8,955,271
                                                                     ------------

LIR Premier Tax-Free Money Market Fund

 Principal
   Amount
   (000)                               Maturity Dates Interest Rates    Value
 ----------                            -------------- -------------- ------------

 Municipal Bonds and Notes --
  (concluded)
 Virginia -- 2.59%
 $    1,200 Loudoun County
             Industrial Development
             Authority Revenue
             (Falcons
             Landing Project).......         A            4.750%     $  1,200,000
      1,000 Louisa Industrial
             Development Authority
             (Virginia Electric
             Power).................      10/13/00        4.600         1,000,000
        700 Roanoke Industrial
             Development Authority
             Hospital Revenue
             (Carilion
             Health Systems
             Series A)..............         A            4.550           700,000
                                                                     ------------
                                                                        2,900,000
                                                                     ------------
 Washington -- 1.78%
      2,000 Washington State, Series
             96B, GO................         A            4.750         2,000,000
                                                                     ------------
 Wisconsin -- 0.54%
        600 La Crosse Pollution
             Control Revenue
             Refunding (Dairyland
             Power Cooperative
             Series A)..............         A            4.450           600,000
                                                                     ------------
 Wyoming -- 0.89%
      1,000 Lincoln County PCR
             (Exxon)................         A            4.550         1,000,000
                                                                     ------------
 Total Municipal Bonds and Notes
  (cost -- $101,480,720).............                                 101,480,720
                                                                     ------------
 Total Investments (cost --
   $112,425,720 which approximates
  cost for federal income tax
  purposes) -- 100.25%...............                                 112,425,720
 Liabilities in excess of other
  assets -- (0.25)%..................                                   (283,628)
                                                                     ------------
 Net Assets (applicable to
  112,141,200 shares of beneficial
  interest outstanding at $1.00 per
  share) -- 100.00%..................                                $112,142,092
                                                                     ============

---------
A       Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2000, and reset periodically.
GO      General Obligation
MBIA    Municipal Bond Investors Assurance
PCR     Pollution Control Revenue
PSF-GTD Permanent School Fund Guarantee

                      Weighted Average Maturity -- 21 Days


                 See accompanying notes to financial statements

Mitchell Hutchins LIR Money Series
Statement of Operations

                                                     For the Six Months Ended
                                                     June 30, 2000 (unaudited)
                                                   ------------------------------
                                                     Premier     Premier Tax-Free
                                                   Money Market    Money Market
                                                       Fund            Fund
                                                   ------------  ----------------
Investment income:
Interest.........................................  $62,522,057      $2,457,635
                                                   -----------      ----------
Expenses:
Distribution and service fees....................    6,055,447         378,070
Investment advisory and administration...........    2,056,109         126,023
State and federal registration fees..............      410,716          29,173
Transfer agency and related services fees........      388,577          12,693
Custody and accounting...........................      135,889          16,019
Legal and audit..................................      111,077          30,071
Reports and notices to shareholders..............       76,917          18,381
Insurance expense................................       14,560           1,091
Trustees' fees...................................        5,250           5,250
Other expenses...................................       46,096           2,002
                                                   -----------      ----------
                                                     9,300,638         618,773
Less: Fee waivers and expense reimbursements from
 adviser.........................................      (70,690)       (182,445)
                                                   -----------      ----------
Net expenses.....................................    9,229,948         436,328
                                                   -----------      ----------
Net investment income............................   53,292,109       2,021,307
Net realized gains (losses) from investment
 transactions....................................       12,654            (231)
                                                   -----------      ----------
Net increase in net assets resulting from
 operations......................................  $53,304,763      $2,021,076
                                                   ===========      ==========


                 See accompanying notes to financial statements

LIR Premier Money Market Fund
Statement of Changes in Net Assets

                                              For the Six
                                              Months Ended        For the
                                             June 30, 2000      Year Ended
                                              (unaudited)    December 31, 1999
                                             --------------  -----------------
From operations:
Net investment income....................... $   53,292,109     $   72,087,587
Net realized gains from investment
 transactions...............................         12,654             38,118
                                             --------------     --------------
Net increase in net assets resulting from
 operations.................................     53,304,763         72,125,705
                                             --------------     --------------
Dividends to shareholders from:
Net investment income.......................    (53,292,109)       (72,087,587)
                                             --------------     --------------
Net increase in net assets from beneficial
 interest transactions......................    192,349,772        390,388,354
                                             --------------     --------------
Net increase in net assets..................    192,362,426        390,426,472
Net assets:
Beginning of period.........................  1,778,329,862      1,387,903,390
                                             --------------     --------------
End of period............................... $1,970,692,288     $1,778,329,862
                                             ==============     ==============


                 See accompanying notes to financial statements

LIR Premier Tax-Free Money Market Fund
Statement of Changes in Net Assets

                                                For the Six
                                                Months Ended
                                                  June 30,         For the
                                                    2000         Year Ended
                                                (unaudited)   December 31, 1999
                                                ------------  -----------------
From Operations:
Net investment income.......................... $  2,021,307    $  2,880,697
Net realized gains (losses) from investment
 transactions..................................         (231)             93
                                                ------------    ------------
Net increase in net assets resulting from
 operations....................................    2,021,076       2,880,790
                                                ------------    ------------
Dividends and distributions to shareholders
 from:
Net investment income..........................   (2,021,307)     (2,880,697)
Net realized gains from investment
 transactions..................................          --           (1,226)
                                                ------------    ------------
Total dividends and distributions to
 shareholders..................................   (2,021,307)     (2,881,923)
                                                ------------    ------------
Net increase in net assets from beneficial
 interest transactions.........................    2,441,142       6,881,382
                                                ------------    ------------
Net increase in net assets.....................    2,440,911       6,880,249
Net assets:
Beginning of period............................  109,701,181     102,820,932
                                                ------------    ------------
End of period.................................. $112,142,092    $109,701,181
                                                ============    ============



                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies
 Mitchell Hutchins LIR Money Series (the "Trust") is registered with the Secu-rities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: Mitchell Hutchins LIR Select Money Fund ("LIR Select Money Fund"), LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), LIR Cash Reserves Fund and LIR Liquid Assets Fund. The financial statements for the LIR Select Money Fund, LIR Cash Reserves Fund and LIR Liquid Assets Fund are not included herein.
 In November and December 1999, the shareholders of Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio approved an Agreement and Plan of Conversion and Termination to reor-ganize into LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively. This reorganization occurred on January 21, 2000. The Funds are successors to those other funds.
 The preparation of financial statements in accordance with accounting princi-ples generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year financial statement items have been reclassified to conform to the current period presentation. The following is a summary of significant accounting policies:
 Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment trans-actions are recorded on the trade date. Realized gains and losses from invest-ment transactions are calculated using the identified cost method. Interest in-come is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of invest-ments.
 Repurchase Agreements--The LIR Premier Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repur-chase, the Fund has the right to liquidate the collateral and apply the pro-ceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Concentration of Risk
 The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.
Investment Adviser and Administrator
 The Trust has entered into an Investment Advisory and Administration Contract ("Advisory Contract") under which Mitchell Hutchins Asset Management Inc ("Mitchell Hutchins"), a wholly owned asset management subsidiary of

Notes to Financial Statements (unaudited)

PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of Paine Webber Group Inc. ("PW Group"), serves as investment adviser and administrator of each Fund. In accordance with the Advisory Contract, Mitchell Hutchins re-ceives compensation from each Fund, computed daily and paid monthly, at an an-nual rate of 0.20% of each Fund's average daily net assets. At June 30, 2000, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed Mitchell Hutchins $284,939 and $4,474, respectively, in investment advi-sory and administration fees. Mitchell Hutchins has contractually undertaken to reimburse a portion of expenses and/or waive fees to maintain each Fund's total annual operating expenses at a level not to exceed 0.90%, and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Pre-mier Tax-Free Money Market Fund, respectively, through December 31, 2000. For the six months ended June 30, 2000 Mitchell Hutchins reimbursed $70,690 and $75,325 in other expenses to the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.
 On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.
Distribution Plan
 The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays Correspondent Services Corporation ("CSC"), an affiliate of PaineWebber, a monthly distribution and service fee at an annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares and (2) offset each fund's marketing costs, included related overhead expenses. At June 30, 2000, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $927,331 and $40,179 in distribution and service fees. CSC is contrac-tually obligated to waive 0.17% of the LIR Premier Tax-Free Money Market Fund's 12b-1 fees through December 31, 2000. For the six months ended June 30, 2000, CSC waived $107,120 in distribution fees from the LIR Premier Tax-Free Money Market Fund.
Other Liabilities
 At June 30, 2000, dividends payable were $2,728,626, and $113,720 for LIR Pre-mier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respective-ly.
Federal Tax Status
 Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.
 At December 31, 1999, the LIR Premier Money Market Fund (successor fund to the Correspondent Cash Reserves Money Market Portfolio) had a capital loss carryforward of approximately $853,194 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. The capital loss carryforward will expire in fiscal year 2002.

Notes to Financial Statements (unaudited)

Money Market Fund Bond
 Each Fund obtained an insurance bond that provides limited coverage for cer-tain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insur-ance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of each Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of each Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, each Fund would expect to retain the se-curity in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some pro-tection against credit risk and to help each Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six months ended June 30, 2000, the Funds did not use this insurance bond. Shares of Beneficial Interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                               For the Six      For the Year
                                               Months Ended         Ended
                                              June 30, 2000   December 31, 1999
                                              --------------  -----------------
LIR Premier Money Market Fund:
Shares sold..................................  6,725,174,913      9,242,772,486
Shares repurchased........................... (6,583,966,180)    (8,922,323,338)
Dividends reinvested.........................     51,141,039         69,939,206
                                              --------------     --------------
Net increase in shares outstanding...........    192,349,772        390,388,354
                                              ==============     ==============
LIR Premier Tax-Free Money Market Fund:
Shares sold..................................    364,578,624        556,836,765
Shares repurchased...........................   (364,096,583)      (552,734,718)
Dividends reinvested.........................      1,959,101          2,779,335
                                              --------------     --------------
Net increase in shares outstanding...........      2,441,142          6,881,382
                                              ==============     ==============

LIR Premier Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                           For the Six
                           Months Ended            For the Years Ended December 31,
                          June 30, 2000# --------------------------------------------------------
                           (unaudited)      1999        1998        1997        1996       1995
                          -------------- ----------  ----------  ----------  ----------  --------
Net asset value,
 beginning of period....         $1.00        $1.00       $1.00       $1.00       $1.00     $1.00
                                 -----        -----       -----       -----       -----     -----
Net investment income...         0.026        0.043       0.047       0.047       0.046     0.051
Dividends from net
 investment income......        (0.026)      (0.043)     (0.047)     (0.047)     (0.046)   (0.051)
                               -------      -------     -------     -------     -------   -------
Net asset value, end of
 period.................         $1.00        $1.00       $1.00       $1.00       $1.00     $1.00
                                 =====        =====       =====       =====       =====     =====
Total investment
 return(1)..............          2.61%        4.40%       4.75%       4.77%       4.72%     5.24%
                                  ====         ====        ====        ====        ====      ====
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........    $1,970,692   $1,778,330  $1,387,903  $1,151,012  $1,007,265  $779,011
Expenses to average net
 assets net of
 waivers/reimbursements
 from adviser...........          0.90%*       0.92%       0.93%       0.95%       0.88%     0.85%
Expenses to average net
 assets before
 waivers/reimbursements
 from adviser...........          0.90%*       1.03%       1.04%       1.06%       1.01%     1.03%
Net investment income to
 average net assets net
 of
 waivers/reimbursements
 from adviser...........          5.18%*       4.32%       4.64%       4.68%       4.65%     5.14%
Net investment income to
 average net assets
 before
 waivers/reimbursements
 from adviser...........          5.18%*       4.21%       4.53%       4.57%       4.52%     4.96%

---------

# The financial highlights for periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.
*   Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for periods less than one year has not been annualized.

LIR Premier Tax-Free Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                           For the Six         For the Years            For the Period
                           Months Ended      Ended December 31,        October 7, 1996+
                          June 30, 2000# ----------------------------       through
                           (unaudited)     1999      1998      1997    December 31, 1996
                          -------------- --------  --------  --------  -----------------
Net asset value,
 beginning of period....        $1.00       $1.00     $1.00     $1.00         $1.00
                                -----       -----     -----     -----         -----
Net investment income...        0.016       0.025     0.028     0.029         0.010
Dividends from net
 investment income......       (0.016)     (0.025)   (0.028)   (0.029)       (0.010)
                              -------     -------   -------   -------       -------
Net asset value, end of
 period.................        $1.00       $1.00     $1.00     $1.00         $1.00
                                =====       =====     =====     =====         =====
Total investment
 return(1)..............         1.62%       2.53%     2.83%     2.90%         0.66%
                                 ====        ====      ====      ====          ====
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........     $112,142    $109,701  $102,821  $103,399       $80,409
Expenses to average net
 assets net of
 waivers/reimbursements
 from adviser...........         0.68%*      0.74%     0.71%     0.78%         0.74%*
Expenses to average net
 assets before
 waivers/reimbursements
 from adviser...........         0.98%*      1.05%     1.02%     1.18%         1.20%*
Net investment income to
 average net assets net
 of
 waivers/reimbursements
 from adviser...........         3.21%*      2.50%     2.79%     2.86%         2.80%*
Net investment income to
 average net assets
 before
 waivers/reimbursements
 from adviser...........         2.91%*      2.19%     2.48%     2.46%         2.34%*

---------

+   Commencement of operations.
# The financial highlights for the periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.
*   Annualized.
(1) Total investment return is calculated assuming $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment returns for the periods less than one year has not been annualized.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.                  Meyer Feldberg
Chairman                                George W. Gowen
Margo N. Alexander                      Frederic V. Malek
Richard Q. Armstrong                    Carl W. Schafer
Richard R. Burt                         Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS

Margo N. Alexander                      Dennis L. McCauley
President                               Vice President
Dianne E. O'Donnell                     Susan P. Ryan
Vice President and Secretary            Vice President
Paul H. Schubert                        Debbie Vermann
Vice President and Treasurer            Vice President

INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereof.

                                                               SEMIANNUAL REPORT

                                                  LIR PREMIER
                                                  MONEY MARKET
                                                  FUND

                                                  LIR PREMIER
                                                  TAX-FREE MONEY
                                                  MARKET FUND

                Mitchell Hutchins
(C)2000 Mitchell Hutchins Asset Management Inc.
              All Rights Reserved.

                                                  JUNE 30, 2000